Leases (Details) - Schedule of Amounts Recognised in Statement of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Amounts Recognised in Statement of Comprehensive Income [Abstract]
Depreciation charge of right-of-use assets	$ 97,726
Net finance expenses	33,609
comprehensive income, Total	$ 131,335